Common Stock and Stock Plans, Stock Compensation Expense (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocation of Stock Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 1,069	$ 947	$ 931
Performance shares	53	31	74
Total stock compensation expense	1,122	978	1,005
Related recognized tax benefit	$ 277	$ 242	$ 248
Total number of shares of common stock available for grant under plans	101